Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
XL Hybrids Inc [Member]
Summary of Future Minimum Lease Payments	Future minimum lease payments for this lease for the years ending December 31 are as follows:

2020	$213
2021	36

$249